PRINCIPAL ACCOUNTING POLICIES (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES
Uncertain tax positions	0	0	0
Principal accounting policies
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%
Total appropriations to the statutory common reserve fund	2,329	2,262	812
Amount reversed from the statutory common reserve fund	0	500	800
Appropriations to the statutory common welfare fund	0	0	0
Amount reversed from statutory common welfare fund	0	250	400
Net assets not distributable	519,503	517,175
Aggregate net assets not distributable as percentage of total consolidated net assets	14.90%	15.50%
Government subsidies recognized	58,345	44,183	17,534
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Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%